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[logo] [graphic omitted]

                                  LIBERTY OHIO
                                TAX-EXEMPT FUND

                               SEMIANNUAL REPORT
                                  JULY 31, 2001

                SEE WHAT THE TOP OF YOUR DESK REALLY LOOKS LIKE.
                         INTRODUCING LIBERTY eDELIVERY.


For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

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PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholder:

All of us in the Liberty family are shocked and saddened by the tragic events of Tuesday, September 11, 2001. We extend our heartfelt sympathies to the families and friends of the victims. As events unfold in the weeks and months to come, we encourage you to share any questions or concerns that you may have regarding your investment portfolio with your financial advisor. Please bear in mind that the following report deals with the six-month period that began on February 1, 2001 and ended July 31, 2001.

The stock market's continued decline significantly impacted the bond market. In contrast to the stock market, many higher-quality bonds performed quite well. Anticipation of Fed rate adjustments in the last months of 2000 was followed by rate cuts totalling 2.75 percentage points in the first seven months of 2001, and short-term rates began to fall much faster than rates on longer-term issues. Further, differing levels of inflationary concern, especially in the beginning of the period, exerted pressure on the long end of the curve, for a while countering the influence of declining short-term interest rates. However, inflation remained relatively stable despite market concerns, which was beneficial to intermediate- and longer-term issues later in the period.

In the following commentary from Brian Hartford, you'll read more about how these significant market events impacted the bond market and how Brian has positioned the portfolio. We thank you for choosing Liberty Ohio Tax-Exempt Fund, and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

-------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
NET ASSET VALUE PER SHARE AS OF 7/31/01 ($)
        Class A                                              7.44
        Class B                                              7.44
        Class C                                              7.44

DISTRIBUTIONS DECLARED PER SHARE 2/1/01 - 7/31/01 ($)
        Class A                                             0.148
        Class B                                             0.122
        Class C                                             0.133
-------------------------------------------------------------------------------

  A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

                                                   ----------------------------
                                                   NOT FDIC    MAY LOSE VALUE
                                                    INSURED   NO BANK GUARANTEE
                                                   ----------------------------

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PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Value of a $10,000 investment
7/31/91 - 7/31/01

PERFORMANCE OF A $10,000 INVESTMENT IN
ALL SHARES FROM 7/31/91 - 7/31/01 ($)

                                                           without      with
                                                            sales       sales
                                                           charge      charge
------------------------------------------------------------------------------
Class A                                                     18,543      17,662
------------------------------------------------------------------------------
Class B                                                     17,344      17,344
------------------------------------------------------------------------------
Class C                                                     18,214      18,214

                 Class A            Class A              Lehman Brothers
                 without             with                   Municipal
               sales charge       sales charge             Bond Index
July 1991       $10,000            $ 9,525                  $10,000
                 10,326              9,836                   10,356
                 10,597             10,093                   10,631
                 10,706             10,197                   10,734
                 11,336             10,798                   11,373
                 11,138             10,609                   11,224
                 11,595             11,044                   11,677
                 11,976             11,407                   12,091
                 12,225             11,644                   12,378
                 12,604             12,005                   12,805
                 12,889             12,277                   13,108
                 12,047             11,475                   12,353
                 12,321             11,735                   12,611
                 11,919             11,353                   12,248
                 12,322             11,737                   12,643
                 12,761             12,154                   13,175
                 12,951             12,336                   13,604
                 13,489             12,849                   14,065
                 14,068             13,400                   14,545
                 13,583             12,938                   14,222
                 13,893             13,233                   14,502
                 14,279             13,600                   14,868
                 14,454             13,768                   15,104
                 14,457             13,771                   15,166
                 15,361             14,631                   15,990
                 15,445             14,712                   16,130
                 15,981             15,222                   16,632
                 15,812             15,061                   16,577
                 16,158             15,391                   16,948
                 16,662             15,871                   17,425
                 17,011             16,203                   17,738
                 16,888             16,086                   17,729
                 16,415             15,635                   17,437
                 15,918             15,162                   17,116
                 15,827             15,075                   17,094
                 16,275             15,502                   17,566
                 16,807             16,009                   18,187
                 17,127             16,313                   18,573
                 17,883             17,034                   19,366
                 17,798             16,952                   19,389
July 2001        18,543             17,662                   20,019

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT www.libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/01 (%)

Share class                   A                   B                    C
Inception date             9/26/86             8/4/92               8/1/97
-------------------------------------------------------------------------------
                       without    with    without    with       without   with
                        sales     sales    sales     sales       sales    sales
                       charge    charge   charge    charge      charge   charge
-------------------------------------------------------------------------------
6-month (cumulative)     3.70     -1.22     3.34     -1.66        3.48     2.48
-------------------------------------------------------------------------------
1-year                  10.34      5.10     9.55      4.55        9.86     8.86
-------------------------------------------------------------------------------
5-year                   5.95      4.92     5.16      4.83        5.57     5.57
-------------------------------------------------------------------------------
10-year                  6.37      5.85     5.66      5.66        6.18     6.18

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01 (%)

Share class                   A                   B                    C
-------------------------------------------------------------------------------
                       without    with    without    with       without   with
                        sales     sales    sales     sales       sales    sales
                       charge    charge   charge    charge      charge   charge
-------------------------------------------------------------------------------
6-month (cumulative)     2.33     -2.53     1.95     -3.05        2.10     1.10
-------------------------------------------------------------------------------
1-year                   9.87      4.65     9.08      4.08        9.39     8.39
-------------------------------------------------------------------------------
5-year                   5.76      4.74     4.98      4.65        5.39     5.39
-------------------------------------------------------------------------------
10-year                  6.28      5.76     5.58      5.58        6.09     6.09

Past performance cannot predict future performance results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B and C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

-------------------------------------------------------------------------------
    SEC YIELDS ON 7/31/01 (%)

    CLASS A                                                 2.83
    CLASS B                                                 2.24
    CLASS C                                                 2.53

    THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 2.23% FOR CLASS C SHARES.

    TAXABLE-EQUIVALENT SEC YIELDS
    ON 7/31/01 (%)

    CLASS A                                                 4.97
    CLASS B                                                 3.93
    CLASS C                                                 4.44

    TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE COMBINED MAXIMUM EFFECTIVE 43.02% FEDERAL AND STATE INCOME TAX RATES. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

    BOUGHT
    ----------------------------------------------------------------------
    OBERLIN COLLEGE AAA RATED INSURED BONDS OFFERING A 5% COUPON, MATURING IN 2026 (2.7% OF NET ASSETS). WE PURCHASED THIS BOND WHILE IT WAS SELLING AT A DISCOUNT, IN ORDER TO ADD DURATION TO THE PORTFOLIO.

    SOLD
    ----------------------------------------------------------------------
    BBB RATED ANNA MENDEZ UNIVERSITY, PUERTO RICO. PUERTO RICO BONDS ARE TAX-EXEMPT FOR INVESTORS IN ALL 50 STATES. WE SOLD THIS HIGHER-YIELDING, LOWER-RATED BOND TO TAKE ADVANTAGE OF THE RELATIVELY HIGH PRICE LEVEL IT HAD ACHIEVED.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    THE STATEMENTS CONTAINED IN THIS REPORT WERE WRITTEN PRIOR TO THE
    TRAGIC EVENTS OF SEPTEMBER 11, 2001. AS ALL US MARKETS HAD NOT
    REOPENED AT THE TIME THIS REPORT WAS PRINTED, WE CANNOT SPECULATE
    ABOUT THE SHORT- AND LONG-TERM IMPACT ON THE ECONOMY. PLEASE VISIT LIBERTYFUNDS.COM FOR REGULARLY UPDATED ECONOMIC COMMENTARY BY SENIOR ECONOMIST C. FRAZIER EVANS.
-------------------------------------------------------------------------------

FUND PERFORMED WELL DURING SIX-MONTH PERIOD
The six-month period that ended July 31, 2001 was fruitful for many fixed income investors. Slow economic growth, aggressive Federal Reserve Board rate cuts, and stable inflation helped push municipal bond yields lower and their prices higher. The fund's positive performance during the period was slightly better than that of the Lehman Brothers Municipal Bond Index. For the six months, the fund's class A shares returned 3.70%, without sales charge, while the Lehman Brothers Municipal Bond Index returned 3.38%.

During the period, the fund was also able to perform better than the average of its peer group. For the six-month period, the Lipper Inc. Ohio Municipal Funds Category(1) returned 3.14%. The main contributors to the fund's outperformance were its exposure to the intermediate part of the yield curve -- the maturities that performed best over the course of the six months -- as well as its investments in higher-yielding, lower-quality securities as credit spreads compressed.

-----------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

FUND PERFORMANCE BENEFITED FROM THREE AREAS
Our significant exposure to intermediate-term bonds benefited fund performance. In this area of the yield curve are securities with maturities ranging from 10 to 20 years. Also, high yield issues outperformed their investment grade brethren during the six-month period. As the prices of our high yield bonds rose, we sold some of them to take profits. In addition, our strategy of keeping the fund's duration long -- making it more sensitive to changes in interest rates -- also benefited fund performance within this current environment of falling interest rates. On the downside, the fund's modest exposure to hospital bonds suffered because of declining Medicare payments to hospitals. These declining payments have had a negative effect on hospital bonds.

OHIO MAINTAINED HIGH RATINGS
Ohio bonds continued to enjoy high credit ratings from Moody's (Aa1) and Standard and Poor's (AA+). These ratings were based on the state's consistently prudent financial management, ample reserve levels and moderate debt. Ohio's government has historically maintained conservative revenue and expenditure projections, which have produced annual operating surpluses. This approach has allowed the state to amass sizeable general fund reserves, which now total in excess of $1 billion, or more than 5% of general fund revenues. However, higher health care costs and court-ordered increases in education funding may require the government to tap some of these reserves or implement additional budget balancing measures. Nevertheless, the state's track record of sound financial management is reassuring, and indicates that the state will seek to maintain its credit rating to withstand these pressures as well as any arising from a slowing national economy. Ohio is still a heavily industrialized state, but construction, finance, real estate and business services have grown as a percentage of the economy. This diversity has helped to add stability.

/s/ Brian M. Hartford

BRIAN M. HARTFORD, a senior vice president of Colonial Management Associates, Inc., is the fund's portfolio manager. Brian also co-manages other tax-exempt funds within the Liberty family of funds.

-------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
-------------------------------------------------------------------------------

                            AS OF 7/31/01          AS OF 1/31/01
          1-5 YEARS             5.5                     4.4
          5-10 YEARS            5.3                     6.4
          10-15 YEARS          27.0                    29.7
          15-20 YEARS          43.0                    41.6
          20-25 YEARS          10.1                     9.1
          25+ YEARS             7.6                     4.7
          OTHER                 1.5                     4.2

  Maturity breakdown is calculated as a percentage of total investments, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same maturity breakdown in the future.

-------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/01 (%)
-------------------------------------------------------------------------------

              AAA:                             58.8
              AA:                              15.8
              A:                               10.1
              BBB:                              6.1
              BB:                               2.5
              NON-RATED:                        5.3
              CASH EQUIVALENTS:                 1.4

  Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.
  Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same quality breakdown in the future.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

MUNICIPAL BONDS - 97.6%
                                                                             PAR            VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 13.0%

EDUCATION - 13.0%
Oberlin College, Series 1999,
  5.000% 10/01/2026                                                  $ 2,000,000      $ 1,974,480
Ohio Dominican College,
  Series 1994,
  6.625% 12/01/2014                                                      500,000          525,325
State Higher Education Facilities Commission:
  Case Western Reserve,
  Series 1994,
  6.250% 10/01/2017                                                    4,340,000        5,090,126
University of Akron,
  Series 1999,
  5.750% 01/01/2012                                                    1,000,000        1,105,460
University of Toledo,
  Series 1998,
  4.750% 06/01/2020                                                    1,000,000          961,400
                                                                                      -----------
                                                                                        9,656,791
                                                                                      -----------
-------------------------------------------------------------------------------------------------
HEALTHCARE - 7.8%
CONGREGATE CARE RETIREMENT - 1.8%

Hamilton County, Twin Towers Project, Series 1998,
  5.125% 10/01/2018                                                      500,000          477,165
Marion County, United Church Homes, Inc., Series 1993,
  6.375% 11/15/2010                                                      875,000          854,280
                                                                                      -----------
                                                                                        1,331,445
                                                                                      -----------
HOSPITAL - 4.9%
Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/2013                                                      500,000          438,750
Butler County, Middletown Regional Hospital, Series 1998,
  4.750% 11/15/2018                                                      450,000          392,139
Green Springs, St. Francis Health Care Center, Series 1994-A,
  7.000% 05/15/2004                                                      540,000          538,650
Highland County Joint Township Hospital, Series 1999,
  6.750% 12/01/2029                                                      495,000          443,025
Miami County, Upper Valley Medical Center, Inc.,
  Series 1996-C,
  6.000% 05/15/2006                                                    1,000,000        1,024,040
Steubenville, Trinity Health System, Series 2000,
  6.500% 10/01/2030                                                      750,000          793,403
                                                                                      -----------
                                                                                        3,630,007
                                                                                      -----------
NURSING HOME - 1.1%
Montgomery County, Grafton Oaks Limited Partners, Series 1986,
  9.750% 12/01/2016                                                      735,000          698,250
Westerville, Health Care & Retirement Corp. of America,
  Series 1989,
  10.000% 01/01/2008                                                     155,000          155,361
                                                                                      -----------
                                                                                          853,611
                                                                                      -----------
-------------------------------------------------------------------------------------------------
HOUSING - 2.5%
MULTI-FAMILY - 0.4%
State Capital Corp. for Housing, Series 1990-A,
  7.500% 01/01/2024                                                      335,000          341,700
                                                                                      -----------
SINGLE FAMILY - 2.1%
State Housing Finance Agency:
  Series A-2, IFRN (variable rate)
  10.840% 03/24/2031                                                     150,000          156,187
  Series 1994 B-2,
  6.700% 03/01/2025                                                      340,000          357,891
  Series 1997 A-1,
  6.050% 09/01/2017                                                    1,000,000        1,053,840
                                                                                      -----------
                                                                                        1,567,918
                                                                                      -----------
-------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.9%
MANUFACTURING - 1.9%
Moraine, General Motors Corp., Series 1999,
  5.650% 07/01/2024                                                    1,000,000        1,066,760
State Burrows Paper Corp.,
  Series 1991-6,
  7.450% 06/01/2003                                                      320,000          327,430
                                                                                      -----------
                                                                                        1,394,190
                                                                                      -----------
-------------------------------------------------------------------------------------------------
OTHER - 5.4%
REFUNDED/ESCROWED (a) - 5.4%
Franklin County, Holy Cross Health System, Series 1991,
  6.750% 06/01/2019                                                      500,000          526,590
Montgomery County, St. Elizabeth Medical Center, Series B-1,
  8.100% 07/01/2018                                                      500,000          597,325
Stark County, Doctor's Hospital, Inc., Series 1993,
  6.000% 04/01/2024                                                    1,500,000        1,628,370
State Water Development Authority, Series 1990-I,
  6.000% 12/01/2016                                                    1,000,000        1,121,310
Virgin Islands Public Finance Authority, Series 1992-A,
  7.000% 10/01/2002                                                      125,000          131,274
                                                                                      -----------
                                                                                        4,004,869
                                                                                      -----------
-------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.3%
RETAIL - 0.3%
Lake County, North Madison Properties, Series 1993:
  8.069% 09/01/2001                                                       40,000           40,064
  8.819% 09/01/2011                                                      200,000          200,000
                                                                                      -----------
                                                                                          240,064
                                                                                      -----------
-------------------------------------------------------------------------------------------------
TAX-BACKED - 44.7%
LOCAL APPROPRIATED - 1.5%
State Building Authority,
  Series 1999-A,
  5.250% 10/01/2016                                                    1,105,000        1,144,758
                                                                                      -----------
LOCAL GENERAL OBLIGATIONS - 38.1%
Adams County Local School District, Series 1995,
  7.000% 12/01/2015                                                    3,000,000        3,704,250
Amherst Village School District, Series 2001,
  5.500% 12/01/2016                                                    1,300,000        1,383,174
Beavercreek Local School District, Series 1996,
  6.600% 12/01/2015                                                    2,500,000        3,006,875
Brecksville-Broadview Heights School District, Series 1996,
  6.500% 12/01/2016                                                    1,750,000        1,983,940
Crooksville, Exempted Village School District,
  7.375% 12/01/2007                                                       25,000           29,000
Cuyahoga County, Series 1993-A,
  (b) 10/01/2012                                                       1,000,000          592,670
Dublin City School District,
  Series 1997,
  (b) 12/01/2011 (c)                                                     900,000          561,393
Dublin, Series 1998-A,
  4.625% 12/01/2018                                                    1,000,000          957,920
Eastern School District, Brown & Highland Counties, Series 1995,
  6.250% 12/01/2017                                                    1,160,000        1,347,398
Fairborn, Library Improvement, Series 1991,
  7.200% 10/01/2011                                                      750,000          798,045
Gahanna-Jefferson City School District, Series 1993,
  (b) 12/01/2011                                                         795,000          495,897
Gahanna-Jefferson Public Schools, Series 1999,
  4.750% 12/01/2021                                                    1,000,000          954,740
Hilliard School District:
  Series 1995-A,
  (b) 12/01/2012                                                       2,505,000        1,473,090
  Series 2000,
  5.750% 12/01/2024                                                    1,000,000        1,071,560
Kings County Local School District, Series 1995,
  7.500% 12/01/2016                                                    2,110,000        2,736,649
Lakota Local School District,
  Series 2001,
  5.500% 12/01/2018                                                    1,460,000        1,588,246
Massillon City School District, Series 1994:
  (b) 12/01/2009                                                         900,000          626,733
  (b) 12/01/2011                                                       1,000,000          623,770
North Fork Local School District, Series 2001,
  5.750% 12/01/2017                                                      510,000          571,169
Olmsted Falls School District,
  Series 1999,
  5.500% 12/01/2003                                                      400,000          416,500
Plain Local School District,
  Series 2000,
  (b) 12/01/2027                                                       1,315,000          322,096
Shaker Heights School District, Series 1990-A,
  7.100% 12/15/2010                                                      750,000          870,750
Southwest Licking School District, Series 1999,
  5.750% 12/01/2016                                                      400,000          446,432
Strongsville School District,
  Series 1996,
  6.500% 12/01/2013                                                    1,500,000        1,672,725
Tri-County North Local School District,
  8.125% 12/01/2006                                                       75,000           88,688
                                                                                      -----------
                                                                                       28,323,710
                                                                                      -----------

SPECIAL NON-PROPERTY TAX - 1.0%
Hamilton County, Series 2000-B,
  (b) 12/01/2020                                                       2,000,000          731,600
                                                                                      -----------
STATE APPROPRIATED - 3.5%
Puerto Rico, Public Building Authority, Series 1993-M,
  5.700% 07/01/2016                                                    2,500,000        2,610,900
                                                                                      -----------
STATE GENERAL OBLIGATIONS - 0.6%
State, Series 1992,
  6.100% 08/01/2012                                                      380,000          439,523
                                                                                      -----------
-------------------------------------------------------------------------------------------------
TRANSPORTATION - 8.3%
AIR TRANSPORTATION - 3.8%
Cleveland Airport,
  Series 2001-A,
  5.000% 01/01/2031                                                    1,000,000          977,360
Cleveland, Continental Airlines, Series 1999,
  5.700% 12/01/2019                                                    1,000,000          860,000
Dayton, Emery Air Freight Facilities, Series 1993-F,
  6.050% 10/01/2009                                                    1,000,000        1,017,280
                                                                                      -----------
                                                                                        2,854,640
                                                                                      -----------
TOLL FACILITIES - 2.7%
State Turnpike Commission:
  Series 1998-A,
  5.500% 02/15/2017                                                    1,000,000        1,087,490
  Series 1999-B,
  4.750% 02/15/2028                                                    1,000,000          936,690
                                                                                      -----------
                                                                                        2,024,180
                                                                                      -----------
TRANSPORTATION - 1.8%
Cleveland-Cuyahoga County Port Authority, C & P Docks Project,
  6.000% 03/01/2007                                                      220,000          234,575
Toledo-Lucas County Port Authority, CSX Transportation, Inc.,
  Series 1992,
  6.450% 12/15/2021                                                    1,000,000        1,068,320
                                                                                      -----------
                                                                                        1,302,895
                                                                                      -----------
UTILITY - 13.7%
INVESTOR OWNED - 1.4%
Air Quality Development Authority, JMG Funding Project,
  5.625% 01/01/2023                                                    1,000,000        1,032,190
                                                                                      -----------
JOINT POWER AUTHORITY - 0.8%
Municipal Electric Generation Agency,
  (b) 02/15/2025                                                       2,165,000          619,082
                                                                                      -----------
MUNICIPAL ELECTRIC - 2.8%
Cleveland, Cleveland Public Power Co., Series 1994-A,
  (b) 11/15/2013                                                       2,000,000        1,109,880
PR Puerto Rico Electric Power Authority, Series 1998-EE,
  4.750% 07/01/2024                                                    1,000,000          947,800
                                                                                      -----------
                                                                                        2,057,680
                                                                                      -----------
WATER & SEWER - 8.7%
Cleveland Waterworks Revenue, Series 1993-G,
  5.500% 01/01/2021                                                    3,000,000        3,239,430
Lakewood, Water & Sewer Systems Revenue,
  5.850% 07/01/2020                                                    2,405,000        2,703,028
State Water Development Authority, Warren, Series 1997,
  5.500% 11/01/2015                                                      500,000          545,525
                                                                                      -----------
                                                                                        6,487,983
                                                                                      -----------
TOTAL MUNICIPAL BONDS
  (cost of $66,664,443)                                                                72,649,736
                                                                                      -----------

SHORT-TERM OBLIGATIONS - 1.3%
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.3% }D{
IA State Finance Authority, Village Court Assoc. Project,
  Series 1985-B,
  2.650% 11/01/2015                                                      100,000          100,000
IA State Higher Education Loan Authority:
  St.Ambrose University,
  Series 1995,
  2.750% 02/01/2005                                                      100,000          100,000
  Loras College, Series 2000,
  2.750% 11/01/2030                                                      200,000          200,000
IA Webster County, St. Edmond Project,
  2.650% 07/01/2020                                                      100,000          100,000
IA Woodbury County, Series 1998,
  2.700% 12/01/2014                                                      100,000          100,000
KS State Development Finance Authority, Series 2000,
  2.800% 05/15/2026                                                      100,000          100,000
MN Maple Grove,
  2.600% 11/01/2017                                                      300,000          300,000
                                                                                      -----------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $1,000,000)                                                                  1,000,000
                                                                                      -----------
TOTAL INVESTMENTS -- 98.9%
  (cost of $67,664,443)                                                                73,649,736
                                                                                      -----------
OTHER ASSETS & LIABILITIES, NET - 1.1%                                                    786,962

                                                                                      -----------
NET ASSETS - 100.0%                                                                   $74,436,698
                                                                                      -----------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.
(b) Zero coupon bond.
(c) A portion of this security, with a total market value of $37,393 is being used to collateralize open futures contracts.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2001.

    Long futures contract open on July 31, 2001,

                                   PAR VALUE                                      UNREALIZED
                                   COVERED BY                                    APPRECIATION
    TYPE                           CONTRACTS               EXPIRATION            AT 07/31/01
    ---------------------------------------------------------------------------------------------
    Treasury Bond                  $2,300,000            September 2001            $69,569


See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

ASSETS
Investments at value
  (cost of $67,664,443)                                          $73,649,736
Cash                                                                  14,233
Receivable for:
  Investments sold                                                   264,054
  Fund shares sold                                                    47,733
  Interest                                                           761,745
  Variation margin on futures contracts                                7,188
Deferred Trustees' Compensation Plan                                  10,109
Other assets                                                          13,972
                                                                 -----------
    Total Assets                                                  74,768,770
                                                                 -----------

LIABILITIES
Payable for:

  Fund shares purchased                                              137,240
  Distributions                                                      101,483
  Management fee                                                      30,804
  Transfer agent fee                                                  11,617
  Bookkeeping fee                                                      2,941
  Trustees' fee                                                        1,720
  Custody fee                                                             30
  Deferred Trustees' fee                                              10,109
Other liabilities                                                     36,128
                                                                 -----------
    Total Liabilities                                                332,072
                                                                 -----------
NET ASSETS                                                       $74,436,698
                                                                 -----------

COMPOSITION OF NET ASSETS
Paid in capital                                                  $71,773,057
Undistributed net investment income                                   44,791
Accumulated net realized loss                                     (3,436,012)
Net unrealized appreciation on:
  Investments                                                      5,985,293
  Open futures contracts                                              69,569
                                                                 -----------
NET ASSETS                                                       $74,436,698
                                                                 -----------
Net assets value and redemption
  price per share - Class A ($56,181,763/7,556,157)              $      7.44(a)
                                                                 -----------
Maximum offering price per share - Class A ($7.44/0.9525)        $      7.81(b)
                                                                 -----------
Net asset value and offering price per share - Class B
  ($17,473,027/2,349,717)                                        $      7.44(a)
                                                                 -----------
Net asset value and offering price per share - Class C
  ($781,908/105,165)                                             $      7.44(a)
                                                                 -----------

(a) Redemption price per share is equal to net asset value less contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended July 31, 2001
(Unaudited)

INVESTMENT INCOME
Interest income                                                  $ 2,105,468

EXPENSES
Management fee                                $   184,194
Service fee                                        62,817
Distribution fee - Class B                         81,514
Distribution fee - Class C                          2,104
Transfer agent fee                                139,651
Bookkeeping fee                                    18,024
Trustees' fee                                       3,439
Custody fee                                         2,450
Other expenses                                     38,884
                                              -----------
    Total Expenses                                533,077
    Fees waived by
      Distributor -- Class C                         (841)
    Custody credits earned                         (2,269)
                                              -----------
    Net Expenses                                                     529,967
                                                                 -----------
    Net Investment Income                                          1,575,501
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                      56,271
  Closed futures contracts                          1,133
                                              -----------
    Net realized gain                                                 57,404
Net change in unrealized appreciation/
  depreciation on:
  Investments                                     862,768
  Open futures contracts                           69,569
                                              -----------
    Net change in unrealized
     appreciation/depreciation                                       932,337
                                                                 -----------
    Net Gain                                                         989,741
                                                                 -----------
Increase in Net Assets from Operations                           $ 2,565,242
                                                                 -----------
See notes to financial statements.

----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED               YEAR ENDED
INCREASE (DECREASE)                                                 JULY 31,              JANUARY 31,
  IN NET ASSETS                                                       2001                   2001
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                            $  1,575,501           $  3,359,742
Net realized gain (loss) on investments and futures
  contracts                                                            57,404               (723,895)
Net change in unrealized appreciation/depreciation
  on investments and futures contracts                                932,337              6,454,367
                                                                 ------------           ------------
    Net Increase from Operations                                    2,565,242              9,090,214
                                                                 ------------           ------------
DISTRIBUTION TO SHAREHOLDERS:
From net investment income - Class A                               (1,042,348)            (2,212,831)
From net investment income - Class B                                 (364,183)            (1,147,322)
From net investment income - Class C                                  (10,102)               (11,954)
                                                                 ------------           ------------
Total Distribution to Shareholders                                 (1,416,633)            (3,372,107)
                                                                 ------------           ------------
SHARE TRANSACTIONS:
Subscriptions - Class A                                            11,006,264              3,043,539
Distributions reinvested - Class A                                    620,949              1,254,050
Redemptions - Class A                                              (4,763,522)            (7,739,548)
                                                                 ------------           ------------
  Net Increase
   (Decrease) - Class A                                             6,863,691             (3,441,959)
                                                                 ------------           ------------
Subscriptions - Class B                                             1,239,351                839,100
Distributions reinvested - Class B                                    236,571                733,383
Redemptions - Class B                                             (10,981,673)            (8,596,665)
                                                                 ------------           ------------
  Net Decrease - Class B                                           (9,505,751)            (7,024,182)
                                                                 ------------           ------------
Subscriptions - Class C                                               252,806                245,111
Distributions reinvested - Class C                                      9,139                 10,600
Redemptions - Class C                                                    --                 (102,041)
                                                                 ------------           ------------
  Net Increase - Class C                                              261,945                153,670
                                                                 ------------           ------------
    Net Decrease from
     Fund Share
     Transactions                                                  (2,380,115)           (10,312,471)
                                                                 ------------           ------------
Total Decrease in Net Assets                                       (1,231,506)            (4,594,364)
NET ASSETS
Beginning of period                                                75,668,204             80,262,568
                                                                 ------------           ------------
End of period
  (Net of undistributed and overdistributed net investment
  income of $44,791 and ($179,420), respectively)                $ 74,436,698           $ 75,668,204
                                                                 ------------           ------------
CHANGES IN SHARES:
Subscriptions - Class A                                             1,504,108                428,568
Issued for distributions reinvested - Class A                          84,744                176,926
Redemptions - Class A                                                (650,853)            (1,109,583)
                                                                 ------------           ------------
  Net Increase (Decrease) - Class A                                   937,999               (504,089)
                                                                 ------------           ------------
Subscriptions - Class B                                               169,124                119,699
Issued for distributions reinvested - Class B                          32,303                102,891
Redemptions - Class B                                              (1,499,800)            (1,227,281)
                                                                 ------------           ------------
  Net Decrease - Class B                                           (1,298,373)            (1,004,691)
                                                                 ------------           ------------
Subscriptions - Class C                                                34,468                 33,902
Issued for distributions reinvested - Class C                           1,247                  1,445
Redemptions - Class C                                                    --                  (14,984)
                                                                 ------------           ------------
  Net Increase - Class C                                               35,715                 20,363
                                                                 ------------           ------------
See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Ohio Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $65,343 increase in cost of securities and a corresponding $65,343 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $72,267, decrease net unrealized appreciation by $72,254, and decrease net realized gains by $13. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                AVERAGE NET ASSETS                ANNUAL FEE RATE
                ------------------                ---------------
                First $2 billion                       0.50%
                Over $2 billion                        0.45%

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc., (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 2001 the Fund has been advised that the Distributor retained net underwriting discounts of $19,417 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $9,334 on Class B share redemptions.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2001, the Fund's service fee was 0.16%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,269 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2001. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the six months ended July 31, 2001, purchases and sales of investments, other than short-term obligations were $9,058,100 and $9,911,922, respectively.

Unrealized appreciation (depreciation) at July 31, 2001, based on cost of investments for financial statement purposes was:

   Gross unrealized appreciation                                 $6,202,116
   Gross unrealized depreciation                                   (216,823)
                                                                 ----------
       Net unrealized appreciation                               $5,985,293
                                                                 ----------

CAPITAL LOSS CARRYFORWARDS

At January 31, 2001, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          YEAR OF                   CAPITAL LOSS
         EXPIRATION                 CARRYFORWARD
         ----------                 ------------
            2008                     $1,577,000
            2009                      1,368,000
                                     ---------
                                     $2,945,000
                                     ---------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2001.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                      (UNAUDITED)
                                   SIX MONTHS ENDED                             YEAR ENDED JANUARY 31,
                                       JULY 31,            ---------------------------------------------------------------------
CLASS A SHARES:                          2001              2001             2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $  7.32            $  6.79          $  7.65         $  7.72        $  7.34        $  7.51
                                       -------            -------          -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.16(a)            0.33(h)          0.33(h)         0.35           0.36           0.37
Net realized and unrealized gain
  (loss) on investments                   0.11               0.53            (0.85)           0.13           0.40          (0.18)
                                       -------            -------          -------         -------        -------        -------
    Total from Investment
      Operations                          0.27               0.86            (0.52)           0.48           0.76           0.19
                                       -------            -------          -------         -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income               (0.15)             (0.33)           (0.33)          (0.35)         (0.37)         (0.36)
In excess of net investment income          --                 --            (0.00)(b)       (0.01)            --             --
From net realized gains                     --                 --               --           (0.17)         (0.01)            --
In excess of net realized gains             --                 --            (0.01)          (0.02)            --             --
                                       -------            -------          -------         -------        -------        -------
    Total Distributions Declared
      to Shareholders                    (0.15)             (0.33)           (0.34)          (0.55)         (0.38)         (0.36)
                                       -------            -------          -------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD         $  7.44            $  7.32          $  6.79         $  7.65        $  7.72        $  7.34
                                       -------            -------          -------         -------        -------        -------
Total return (c)(d)                      3.70%(f)          12.98%          (6.96)%           6.44%         10.58%          2.75%
                                       -------            -------          -------         -------        -------        -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (e)                         1.21%(g)           1.08%            0.95%           0.90%          0.89%          0.88%
Net investment income (e)                4.31%(g)           4.71%            4.60%           4.51%          4.85%          5.09%
Waiver/reimbursement                        --                 --               --           0.02%          0.05%          0.04%
Portfolio turnover rate                    13%(f)             17%              11%             30%            27%            31%
Net assets at end of period (000's)    $56,182            $48,451          $48,346         $60,783        $62,844        $65,190

(a) Per share data was calculated using average shares outstanding during the period.
(b) Less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Not annualized.
(g) Annualized.
(h) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

                                       (UNAUDITED)
                                    SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                        JULY 31,         ---------------------------------------------------------------------
CLASS B SHARES:                           2001             2001           2000           1999           1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $  7.32            $  6.79          $  7.65         $  7.72        $  7.34        $  7.51
                                       -------            -------          -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.13(a)            0.28(h)          0.28(h)         0.29           0.31           0.32
Net realized and unrealized gain
  (loss) on investments                   0.11               0.53            (0.85)           0.13           0.39          (0.18)
                                       -------            -------          -------         -------        -------        -------
    Total from Investment
      Operations                          0.24               0.81            (0.57)           0.42           0.70           0.14
                                       -------            -------          -------         -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income               (0.12)             (0.28)           (0.28)          (0.29)         (0.31)         (0.31)
In excess of net investment income          --                 --            (0.00)(b)       (0.01)            --             --
From net realized gains                     --                 --               --           (0.17)         (0.01)            --
In excess of net realized gains             --                 --            (0.01)          (0.02)            --             --
                                       -------            -------          -------         -------        -------        -------
    Total Distributions Declared
      to Shareholders                    (0.12)             (0.28)           (0.29)          (0.49)         (0.32)         (0.31)
                                       -------            -------          -------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD         $  7.44            $  7.32          $  6.79         $  7.65        $  7.72        $  7.34
                                       -------            -------          -------         -------        -------        -------
Total return (c)(d)                      3.34%(f)          12.15%          (7.66)%           5.62%          9.76%          1.98%
                                       -------            -------          -------         -------        -------        -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (e)                         1.96%(g)           1.83%            1.70%           1.65%          1.64%          1.63%
Net investment income (e)                3.56%(g)           3.96%            3.85%           3.76%          4.10%          4.34%
Waiver/reimbursement                        --                 --               --           0.02%          0.05%          0.04%
Portfolio turnover rate                    13%(f)             17%              11%             30%            27%            31%
Net assets at end of period (000's)    $17,473            $26,709          $31,584         $42,651        $46,330        $49,474

(a) Per share data was calculated using average shares outstanding during the period.
(b) Less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Not annualized.
(g) Annualized.
(h) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                               (UNAUDITED)
                                             SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                                 JULY 31,         -----------------------------------------------------------
CLASS C SHARES:                                    2001              2001             2000             1999           1998(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  7.32            $  6.79          $  7.65          $  7.72          $  7.61
                                                -------            -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.14(b)            0.30(i)          0.30(i)          0.31             0.16
Net realized and unrealized gain (loss) on
  investments                                      0.11               0.53            (0.85)            0.13             0.12
                                                -------            -------          -------          -------          -------
    Total from Investment Operations               0.25               0.83            (0.55)            0.44             0.28
                                                -------            -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                        (0.13)             (0.30)           (0.30)           (0.31)           (0.16)
In excess of net investment income                   --                 --            (0.00)(c)        (0.01)              --
From net realized gains                              --                 --               --            (0.17)           (0.01)
In excess of net realized gains                      --                 --            (0.01)           (0.02)              --
                                                -------            -------          -------          -------          -------
    Total Distributions Declared to
      Shareholders                                (0.13)             (0.30)           (0.31)           (0.51)           (0.17)
                                                -------            -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                  $  7.44            $  7.32          $  6.79          $  7.65          $  7.72
                                                -------            -------          -------          -------          -------
Total return (d)(e)                               3.48%(f)          12.48%          (7.38)%            5.95%            3.81%(f)
                                                -------            -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (g)                                  1.66%(h)           1.53%            1.40%            1.35%            1.34%(h)
Net investment income (g)                         3.86%(h)           4.26%            4.15%            4.06%            4.21%(h)
Waiver/reimbursement                              0.30%(h)           0.30%            0.30%            0.32%            0.37%(h)
Portfolio turnover rate                             13%(f)             17%              11%              30%              27%(f)
Net assets at end of period (000's)                $782               $508             $333             $378             $133

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.
(i) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

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

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TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Ohio Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Ohio Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY OHIO TAX-EXEMPT FUND



-------------------------------------------------------------------------------

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

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Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

                                                                -------------
LIBERTY OHIO TAX-EXEMPT FUND                                      PRSRT STD
SEMIANNUAL REPORT, JULY 31, 2001                                 U.S. POSTAGE
                                                                    PAID
[logo] L I B E R T Y                                            HOLLISTON, MA
       ---------------                                          PERMIT NO. 20
             F U N D S                                          -------------

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (C)2001
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com

                                               773-03/884G-0701 (09/01) 01/1650